Schedule of Asset (Details) - Disney Hourly Savings and Investment Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	95-4545390
EBP, Plan Number	026
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,836,144,409
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 53,594,536
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Jan. 31, 2026
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Nov. 30, 2055
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%